SHARE-BASED COMPENSATION PLAN - Common stock option plan (Details) - Restricted Stock	6 Months Ended
Jun. 30, 2020 EquityInstruments R$ / shares
SHARE-BASED COMPENSATION PLAN
Price on grant date | R$ / shares	R$ 39.10
Shares Granted | EquityInstruments	130,435